Net Loss Attributable to Common Stockholders Per Share (Schedule of Basic and Diluted Earnings Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ 0	$ 0	$ (18,302)	$ (23,337)
Cumulative undeclared dividends on Series D convertible preferred stock	0		(3,198)	(3,198)
Net loss attributable to common stockholders, basic and diluted	$ 0		$ (21,500)	$ (26,535)
Denominator
Weighted-average shares used to compute net income per share, basic and diluted			2,883,950	2,605,124
Net loss per share
Net loss per share attributable to common stockholders, basic and diluted			$ (7.46)	$ (10.19)